Capital Risk	6 Months Ended
Jun. 30, 2026
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Regulatory capital resources
This table shows our qualifying regulatory capital:

	30 June 2026	31 December 2025
	£m	£m
CET1 capital instruments and reserves:
- Capital instruments	8,660	7,060
- Retained earnings	6,431	6,159
- Accumulated other reserves	6	206
CET1 capital before regulatory adjustments	15,097	13,425
CET1 regulatory adjustments:
- Additional value adjustments	(13)	(13)
- Goodwill (net of tax)	(1,784)	(1,118)
- Other intangibles	(548)	(312)
– Fair value reserves related to gains or losses on cash flow hedges[1]	—	(211)
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(792)	(681)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	4	2
- Defined benefit pension fund assets	(403)	(378)
- Dividend accrual	(80)	(3)
- IFRS 9 Transitional Adjustment	—	—
CET1 capital	11,481	10,711
AT1 capital instruments:
- Capital instruments	2,300	2,100
AT1 capital	2,300	2,100
Tier 1 capital	13,781	12,811
Tier 2 capital instruments:
- Capital instruments	2,369	1,855
- Amount of qualifying items subject to phase out from Tier 2	—	—
-Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	(48)	(82)
Tier 2 capital	2,321	1,773
Total capital[2]	16,102	14,584
1Amount includes £nil (2025: £nil) for cashflow hedge reserves at FVOCI.
Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2026	10,711	2,100	1,773	14,584
- Retained earnings	272	—	—	272
- Other reserves	(200)	—	—	(200)
- Additional value adjustments	—	—	—	—
- Goodwill (net of tax)	(666)	—	—	(666)
- Other intangibles	(236)	—	—	(236)
- Fair value reserves related to gains or losses on cash flow hedges	211	—	—	211
- Negative amounts resulting from the calculation of regulatory expected loss amounts	(111)	—	—	(111)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	2	—	—	2
- Defined benefit pension fund assets	(25)	—	—	(25)
- Dividend accrual	(77)	—	—	(77)
- IFRS 9 Transitional Adjustment	—	—	—	—
- Capital instruments	1,600	200	514	2,314
- Amount of qualifying items subject to phase out from Tier 2	—	—	—	—
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases	—	—	34	34
At 30 June 2026	11,481	2,300	2,321	16,102